Accounts Receivable (Details) - Schedule of Concentration Analysis of Accounts Receivable - Accounts Receivable [Member]	Dec. 31, 2023	Jun. 30, 2023
Concentration Risk [Line Items]
Total concentration accounts receivable	100.00%	100.00%
Customer A [Member]
Concentration Risk [Line Items]
Total concentration accounts receivable	12.00%	11.00%
Customer B [Member]
Concentration Risk [Line Items]
Total concentration accounts receivable	21.00%	21.00%
Customer C [Member]
Concentration Risk [Line Items]
Total concentration accounts receivable	11.00%	10.00%
Customer D [Member]
Concentration Risk [Line Items]
Total concentration accounts receivable	17.00%	23.00%
Customer E [Member]
Concentration Risk [Line Items]
Total concentration accounts receivable	10.00%	9.00%
Customer F [Member]
Concentration Risk [Line Items]
Total concentration accounts receivable	9.00%	7.00%
Others [Member]
Concentration Risk [Line Items]
Total concentration accounts receivable	20.00%	19.00%